Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Detail) - USD ($)											1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 07, 2022	Aug. 02, 2021	Sep. 17, 2020	Mar. 25, 2019	Oct. 28, 2016	Jul. 31, 2015	Jan. 27, 2015	Oct. 30, 2013	Oct. 25, 2013	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2022	Jun. 30, 2019	Jun. 30, 2017
Debt Instrument [Line Items]
Debt instrument covenant description												financial covenants (each as defined within the bond agreement governing the 2020 Bonds (the “2020 Bond Agreement”)) are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $35.0 million; and (b) maintain a Group equity ratio (as defined in the 2020 Bond Agreement) of at least 30%. As of December 31, 2022, the Company complied with all covenants for the 2020 Bonds.	The 2020 Bond Agreement provides that we may declare or pay dividends to shareholders provided that the Company maintains a minimum liquidity of $60.0 million unless an event of default has occurred and is continuing. The 2020 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates, or incurring any additional liens which would have a material adverse effect. In addition, the 2020 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.
Commitment fee on credit facility													0.91%
Unamortized Deferred costs												$ 2,000,000			$ 2,000,000
Cash and cash equivalent carrying value	$ 146,560,000												$ 146,560,000	$ 123,886,000
Gain loss on extinguishment of debt															500,000
Adriaticgas Celticgas and Happy Albatross [Member]
Debt Instrument [Line Items]
Debt Instrument, Term									12 years
Line of credit facility maximum borrowing capacity									$ 81,000,000
Line of credit facility ,expiration date									May 31, 2027
Ethylene Marine Export Terminal [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	500,000												$ 500,000
Terminal Facility [Member]
Debt Instrument [Line Items]
Description Of Debt Modification Conditions													Under the Terminal Facility, the Marine Terminal Borrower must maintain a minimum debt service coverage ratio (as defined in the Terminal Facility) for the prior four calendar fiscal quarters of no less than 1.10 to 1.00.
Debt instrument variable rate description													plus 275 to 300 basis points
Debt Instrument Covenant Description For Dividends Payments													the Marine Terminal Borrower satisfies certain customary conditions to paying a dividend, including maintaining a debt service coverage ratio for the immediately preceding four consecutive fiscal quarters and the projected immediately succeeding four consecutive fiscal quarters of not less than 1.20 to 1.00 and no default or event of default has occurred or is continuing.
Terminal Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member]
Debt Instrument [Line Items]
Date of commencement of the terminal credit facility													Mar. 31, 2019
Line of credit facility maximum borrowing capacity												75,000,000			75,000,000
Terminal Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member] | Maturity Of Debt Time Two [Member]
Debt Instrument [Line Items]
Line of credit facility ,expiration date													Dec. 31, 2025
DB Credit Facility A [Member] | Atlanticgas and Balearicgas [Member]
Debt Instrument [Line Items]
Debt Instrument, Term										12 years
Minimum Coverage Ratio Of Earnings Before Interest Taxes Depreciation And Amortization To Interest Expense										30.00%
Line of credit facility maximum borrowing capacity										$ 57,700,000
Line of credit facility ,expiration date										Apr. 30, 2027
Line of credit outstanding amount										$ 20,400,000
Line of credit facility periodic payment										$ 1,200,000
Debt instrumentvariable rate										205.00%
Cash and cash equivalent carrying value										$ 50,000,000
Percentage Of Senior Secured Loan Owed										5.00%
Collateral Requirements Percentage										125.00%
Santander Credit Facility A [Member] | Adriaticgas Celticgas and Happy Albatross [Member]
Debt Instrument [Line Items]
Minimum Coverage Ratio Of Earnings Before Interest Taxes Depreciation And Amortization To Interest Expense									30.00%
Line of credit outstanding amount									$ 30,400,000
Line of credit facility periodic payment									$ 1,200,000
Debt instrumentvariable rate									205.00%
Cash and cash equivalent carrying value									$ 50,000,000
Percentage Of Senior Secured Loan Owed									5.00%
Collateral Requirements Percentage									125.00%
Santander Credit Facility A [Member] | Quarterly Installment Three [Member] | Adriaticgas Celticgas and Happy Albatross [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment									$ 1,000,000
Santander Credit Facility B [Member]
Debt Instrument [Line Items]
Line of credit facility ,expiration date							Jan. 31, 2029
Santander Credit Facility B [Member] | Arcticgas and Happy Avocet [Member]
Debt Instrument [Line Items]
Debt Instrument, Term							12 years
Minimum Coverage Ratio Of Earnings Before Interest Taxes Depreciation And Amortization To Interest Expense							30.00%
Line of credit facility maximum borrowing capacity							$ 55,800,000
Line of credit outstanding amount							30,200,000
Line of credit facility periodic payment							$ 1,300,000
Debt instrumentvariable rate							205.00%
Cash and cash equivalent carrying value							$ 50,000,000
Percentage Of Senior Secured Loan Owed							5.00%
Collateral Requirements Percentage							125.00%
Santander Credit Facility B [Member] | Quarterly Installment Three [Member] | Arcticgas and Happy Avocet [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment							$ 1,100,000
DB Credit Facility B [Member] | Beringgas and Pacificgas [Member]
Debt Instrument [Line Items]
Debt Instrument, Term							12 years
Minimum Coverage Ratio Of Earnings Before Interest Taxes Depreciation And Amortization To Interest Expense							30.00%
Line of credit facility maximum borrowing capacity							$ 60,900,000
Line of credit facility ,expiration date							Dec. 31, 2028
Line of credit outstanding amount							$ 31,700,000
Line of credit facility periodic payment							$ 1,300,000
Debt instrumentvariable rate							205.00%
Cash and cash equivalent carrying value							$ 50,000,000
Percentage Of Senior Secured Loan Owed							5.00%
Collateral Requirements Percentage							125.00%
Minimum [Member] | Terminal Facility [Member]
Debt Instrument [Line Items]
Credit facility, final payment															3,400,000
Debt instrumentvariable rate													275.00%
Maximum [Member] | Terminal Facility [Member]
Debt Instrument [Line Items]
Credit facility, final payment															3,800,000
Debt instrumentvariable rate													300.00%
April 2013 Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, refinancing								$ 120,000,000
January 2015 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity								$ 278,100,000
October 2016 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, expiring period						2023-11
Line of credit facility maximum borrowing capacity						$ 220,000,000
Line of credit outstanding amount													$ 62,200,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment One [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment													4,100,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Three [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment													50,000,000
October 2016 Secured Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding												20,000,000			20,000,000
October 2016 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Collateral Requirements Percentage						125.00%
June 2017 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	100,000,000												100,000,000
Line of credit outstanding amount														70,000,000
Line of credit facility periodic payment														4,100,000
Cash and cash equivalent carrying value												$ 65,900,000			$ 65,900,000
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 160,800,000												$ 160,800,000					$ 160,800,000
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Minimum [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Cash required as percent of indebtedness													5.00%
Total equity to total assets	30.00%												30.00%
Minimum Coverage Ratio Of Earnings Before Interest Taxes Depreciation And Amortization To Interest Expense													0.91%
Cash and cash equivalent carrying value	$ 25,000,000												$ 25,000,000
Collateral Requirements Percentage													125.00%
June 2017 Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	60,800,000												$ 60,800,000
March 2019 Terminal Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	72,700,000												72,700,000
Credit facility, expiring period					2025-03
Line of credit facility periodic payment													$ 2,300,000
March 2019 Secured Term Loan [Member
Debt Instrument [Line Items]
Debt instrument covenant description													an amount equal to or greater than (i) $35.0 million, or (ii) 5% of Net Debt or total debt, as applicable; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this credit facility.
Final Payment Payable	54,400,000												$ 54,400,000
Line of credit facility maximum borrowing capacity					$ 107,000,000
Navigator Aurora Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Term													7 years
Unsecured Debt	48,100,000												$ 48,100,000	54,800,000
Appraisal value of borrowings outstanding													28,900,000	$ 20,800,000
Line of credit facility maximum borrowing capacity											$ 69,100,000
Debt instrumentvariable rate											185.00%
September 2020 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, final payment													$ 7,400,000
Debt instrument covenant description													The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of total indebtedness, as applicable; and b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this revolving credit facility.
Description Of Line Of Credit Maturity And Extended Maturity													The facility is due to mature in September 2025.
Final Ballon Payment Of Line Of Credit	$ 150,900,000
Line Of Credit Facility Extended Expiration Date				2025-09
Line of credit facility maximum borrowing capacity				$ 210,000,000
Line of credit outstanding amount													$ 173,000,000
Debt instrumentvariable rate													250.00%
Senior Secured Loan Basis Spread	0.26161%												0.26161%
Collateral Requirements Percentage													125.00%
2019 Senior Secured Term Loan Facility [Member] | August 2021 Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity			$ 66,950,000
Line of credit facility ,expiration date			Aug. 02, 2021
Line of credit outstanding amount			$ 46,600,000
Debt instrumentvariable rate			190.00%
Cash and cash equivalent carrying value			$ 50,000,000
Percentage Of Senior Secured Loan Owed			5.00%
Collateral Requirements Percentage			135.00%
2019 Senior Secured Term Loan Facility [Member] | Quarterly Installment One [Member] | August 2021 Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment			$ 26,200,000
2019 Senior Secured Term Loan Facility [Member] | Quarterly Installment Three [Member] | August 2021 Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment			$ 2,900,000
2019 Senior Secured Term Loan Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | August 2021 Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Senior Secured Loan Basis Spread																	1.873%
2019 Senior Secured Term Loan Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | August 2021 Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Senior Secured Loan Basis Spread																	1.88%
Greater Bay JV Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, final payment													$ 2,700,000
Debt instrument covenant description													The financial covenants each as defined within the term loan facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of total indebtedness, as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and c) the joint venture entities (as defined) maintain at all times, from the date falling 12 months after the first drawdown, cash and cash equivalents equal to or greater than $3.0 million. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this revolving credit facility.
Proceeds from Issuance of Long-term Debt													$ 151,300,000
Line of credit facility maximum borrowing capacity																$ 151,300,000
Line of credit outstanding amount													$ 27,500,000
Debt instrumentvariable rate													220.00%
Collateral Requirements Percentage													125.00%
Greater Bay JV Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Final Payment Payable	$ 15,000,000												$ 15,000,000
Greater Bay JV Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Final Payment Payable	$ 18,200,000												18,200,000
December 2022 Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, final payment													$ 3,100,000
Debt instrument covenant description													The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness, as applicable; and b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this revolving credit facility.
Final Ballon Payment Of Line Of Credit													$ 39,700,000
Line of credit facility maximum borrowing capacity		$ 111,800,000
Line of credit facility ,expiration date		Sep. 30, 2028
Line of credit outstanding amount													$ 108,700,000
Debt instrumentvariable rate													209.00%
Collateral Requirements Percentage													135.00%